INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred income tax assets-gross	$ 43,852,000	$ 37,141,000
Set-off against deferred income tax liabilities	(43,852,000)	(37,141,000)
Deferred income tax assets-per balance sheet	0	0
Deferred income tax liabilities-per balance sheet	7,219,000	9,192,000
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(51,071,000)	(46,333,000)
Set-off of deferred income tax assets	43,852,000	37,141,000
Other
Statement [Line Items]
Deferred income tax assets-gross	7,942,000	7,747,000
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,132,000)	(1,140,000)
Non Capital Tax Loss Carry Forwards
Statement [Line Items]
Deferred income tax assets-gross	16,910,000	16,943,000
Investments equity instruments and uranium
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(6,862,000)	0
Capital Loss Carry Forwards
Statement [Line Items]
Deferred income tax assets-gross	6,862,000	0
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(755,000)	(757,000)
Reclamation Obligations
Statement [Line Items]
Deferred income tax assets-gross	11,420,000	11,709,000
Post-employment Benefits
Statement [Line Items]
Deferred income tax assets-gross	331,000	355,000
Property Plant And Equipments [Member]
Statement [Line Items]
Deferred income tax assets-gross	387,000	387,000
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ (42,322,000)	$ (44,436,000)